Deferred taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 6,506	$ 6,465
Deferred tax liabilities	(6,634)	(6,319)
(Charged)/credited to the income statement	(114)	178
Deferred tax assets	3,375	3,385
Recognised and unrecognised deferred tax assets	7,024	7,226
Unrecognised deferred tax assets	3,649	3,841
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,081	2,895
Tax payable on unremitted earnings	103	112
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,492	1,867
(Charged)/credited to the income statement	(375)	12
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,165	2,121
(Charged)/credited to the income statement	216	188
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	784	529
Deferred tax liabilities	(5,019)	(4,966)
(Charged)/credited to the income statement	(42)	(82)
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	521	698
Deferred tax liabilities	(327)	(224)
(Charged)/credited to the income statement	21	9
Unrealised exchange losses (gains)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	188	204
Deferred tax liabilities	(3)	(7)
(Charged)/credited to the income statement	0	25
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,356	1,046
Deferred tax liabilities	(577)	(369)
(Charged)/credited to the income statement	67	25
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(366)	(402)
Capitalised interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(342)	(351)
Tax on unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/credited to the income statement	(1)	1
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,152	1,617
Unused tax losses | Expire within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 0	65
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 71	85
Unused tax losses | Expire within one to five years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | More than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 1,081	$ 1,467
Deferred tax loss recovery period	5 years